Supplement to the currently effective PROSPECTUS

Deutsche Managed Municipal Bond Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

Matthew J. Caggiano, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.

Michael J. Generazo, Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Ashton P. Goodfield, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

■	Joined Deutsche Asset Management in 1986.
■	Co-Head of Municipal Bonds.
■	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 1999.

■	Joined Deutsche Asset Management in 1989.
■	BS, Pennsylvania State University; MS, Boston College.

Michael J. Generazo, Director. Co-Lead Portfolio Manager of the fund. Began managing the fund in 2010.

■	Joined Deutsche Asset Management in 1999.
■	BS, Bryant College; MBA, Suffolk University.

Please Retain This Supplement for Future Reference

February 1, 2016

PROSTKR-586